STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS

NOTE 3. STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS

To date, we have acquired eight insurance brokerages (see table below), including both acquisitions of affiliated companies (i.e., owned by Reliance Holdings before the acquisition) and unaffiliated companies. As our acquisition strategy continues, our reach within the insurance arena can provide us with the ability to offer lower rates, which could boost our competitive position within the industry.

Acquired	Date	Location	Line of Business	Status
U.S. Benefits Alliance, LLC (USBA)	October 24, 2018	Michigan	Health Insurance	Affiliated

Employee Benefit Solutions, LLC (EBS)	October 24, 2018	Michigan	Health Insurance	Affiliated

Commercial Solutions of Insurance Agency, LLC (CCS or Commercial Solutions)	December 1, 2018	New Jersey	P&C – Trucking Industry	Unaffiliated

Southwestern Montana Insurance Center, Inc. (Southwestern Montana or Montana)	April 1, 2019	Montana	Group Health Insurance	Unaffiliated

Fortman Insurance Agency, LLC (Fortman or Fortman Insurance)	May 1, 2019	Ohio	P&C	Unaffiliated

Altruis Benefits Consultants, Inc. (Altruis)	September 1, 2019	Michigan	Health Insurance	Unaffiliated

UIS Agency, LLC (UIS)	August 17, 2020	New York	Health Insurance	Unaffiliated

J.P. Kush and Associates, Inc. (Kush)	May 1, 2021	Michigan	Health Insurance	Unaffiliated

The following table lists our activity in 2021 by number of agents, approximate policies issued, and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2021
USBA and EBS	4	3,773	$859,603
UIS Agency, LLC / Commercial Solutions	1	149	$333,874
Southwestern Montana	11	2,423	$1,744,515
Fortman Insurance	14	7,397	$2,131,736
Altruis	13	9,851	$3,313,453
Kush	4	4,500	$1,327,153

The following table lists our activity in 2020 by number of agents, approximate policies issued, and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2020
USBA and EBS	5	4,930	$1,003,490
UIS Agency, LLC / Commercial Solutions	3	217	$271,459
Southwestern Montana	14	2,000	$1,497,045
Fortman Insurance	15	8,000	$2,139,342
Altruis	15	7,809	$2,385,810

UIS Transaction

On August 17, 2020, the Company entered into a Stock Purchase Agreement with UIS Agency LLC (“UIS”) whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “UIS Acquisition”) for a total purchase price of $883,334. The purchase price was paid with a cash payment of $601,696, $200,000 in shares of the Company’s common stock, and an earn-out payment. Three cash installment payments totaling $500,000 were due on September 30, 2020, October 31, 2020 and December 31, 2020. Earn-out payment is dependent on the Net Product Line Revenues being equal to or greater than $450,000 for the measurement period. UIS did not meet the earn-out requirements within the measurement period, thus, the related earn-out liability balance as of December 31, 2021, is $0.

The UIS Acquisition was accounted for as a business combination in accordance with the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing. The allocation of the purchase price in connection with the UIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$5,772
Trade name and trademarks	35,600	5
Customer relationships	100,000	10
Non-competition agreements	25,500	5
Goodwill	716,462	Indefinite
	$883,334

Goodwill of $716,462 arising from the UIS Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the UIS Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the UIS Acquisition incurred were $33,344 recorded as a component of General and administrative expenses. The revenues for the acquired business as a standalone entity per ASC 805 from January 1, 2020 to August 17, 2020 were approximately $337,000. The net loss for the acquired business was not determinable as the business was fully integrated with an existing subsidiary of the Company.

J.P. Kush and Associates, Inc. Transaction

On May 1, 2021, the Company entered into a Purchase Agreement with J.P. Kush and Associates, Inc. whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “Kush Acquisition”) for a total purchase price of $3,644,166. The purchase price was paid with a cash payment of $1,900,000, $50,000 in restricted shares of the Company’s common stock, in a transaction exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and an earn-out payment. The fair value balance of the earn-out liability as of December 31, 2021 is $1,689,733, and presented net of accretion on the balance sheet.

The Kush Acquisition was accounted for as a business combination in accordance with the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the Kush Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Accounts receivable	$291,414
Trade name and trademarks	685,400	5
Customer relationships	551,000	10
Non-competition agreements	827,800	5
Goodwill	1,288,552	Indefinite
	$3,644,166

Goodwill of $1,288,552 arising from the Kush Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the Kush Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the Kush Acquisition incurred were $58,092 recorded as a component of General and administrative expenses. The approximate revenue and net profit for the acquired business as a standalone entity per ASC 805 from January 1, 2021 to April 30, 2021 was $500,000 and $219,097, respectively, and from January 1, 2020 to December 31, 2020, $1,141,047 and $500,000, respectively.